Contingencies, letters of credit and other commitments	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Contingencies, letters of credit and other commitments
26.
Contingencies, letters of credit and other commitments
a)
Contingencies

There are pending operational and personnel related claims against the Group. In the opinion of management, these claims are adequately provided for in long-term provisions on the consolidated statements of financial position and settlement should not have a significant impact on the Group’s financial position or results of operations.

b)
Letters of credit

As at December 31, 2025, the Group had $140.9 million of outstanding letters of credit (2024 - $129.8 million).

On October 31, 2025, the Group entered into a guaranteed letter of credit facility agreement, supported by a government-backed guarantee program, for up to $70 million, which is separate from the Group’s revolving credit facility. As at December 31, 2025, the Group had $10.3 million outstanding letters of credit from this facility.

c)
Other commitments

As at December 31, 2025, the Group had $18.8 million of purchase commitments (2024 – $35.6 million) and $2.5 million of purchase orders for leases that the Group intends to enter into and that are expected to materialize within a year (2024 – $26.7 million).